Schedule of the Company’s Notes Payable for Vehicles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable	$ 4,802,115	$ 7,515,713
Notes payable long term	353,490	367,130	1,198,380
Vehicles [Member]
Short-Term Debt [Line Items]
Notes payable	1,173,278	765,516	2,009,896	$ 476,313
Notes payable current	819,788		811,516
Notes payable long term	$ 353,490		1,198,380
Notes Payable Thirty [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 15, 2021
Maturity Date	Nov. 15, 2025
Interest Rate	11.00%
Collateral	This vehicle
Collateral amount	$ 28,370		40,976
Notes Payable Thirty Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 09, 2019
Maturity Date	Dec. 12, 2023
Interest Rate	7.44%
Collateral	This vehicle
Collateral amount			8,174
Notes Payable Thirty Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 09, 2019
Maturity Date	Dec. 12, 2023
Interest Rate	7.44%
Collateral	This vehicle
Collateral amount			6,986
Notes Payable Thirty Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 09, 2019
Maturity Date	Feb. 17, 2024
Interest Rate	4.90%
Collateral	This vehicle
Collateral amount	$ 1,873		10,670
Notes Payable Thirty Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Dec. 15, 2021
Maturity Date	Dec. 18, 2024
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 37,823		74,357
Notes Payable Thirty Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Dec. 16, 2021
Maturity Date	Dec. 18, 2024
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 37,023		72,784
Notes Payable Thirty Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 11, 2022
Maturity Date	Jan. 25, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 40,911		83,505
Notes Payable Thirty Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 11, 2022
Maturity Date	Jan. 25, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 40,911		83,505
Notes Payable Thirty Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 11, 2022
Maturity Date	Jan. 25, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 40,911		83,505
Notes Payable Fourty [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 11, 2022
Maturity Date	Jan. 25, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 40,911		83,505
Notes Payable Fourty One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 08, 2022
Maturity Date	Feb. 10, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 43,046		78,585
Notes Payable Fourty Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 08, 2022
Maturity Date	Feb. 10, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 43,046		78,585
Notes Payable Fourty Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 08, 2022
Maturity Date	Feb. 10, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 43,944		80,226
Notes Payable Fourty Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 08, 2022
Maturity Date	Feb. 10, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 43,045		78,585
Notes Payable Fourty Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,157		86,271
Notes Payable Fourty Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,157		86,271
Notes Payable Fourty Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 51,157		86,270
Notes Payable Fourty Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,862		87,481
Notes Payable Fourty Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,925		87,594
Notes Payable Fifty [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,925		87,594
Notes Payable Fifty One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,925		87,594
Notes Payable Fifty Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 05, 2022
Maturity Date	Apr. 20, 2025
Interest Rate	3.50%
Collateral	This vehicle
Collateral amount	$ 50,925		87,594
Notes Payable Fifty Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Aug. 04, 2022
Maturity Date	Aug. 18, 2025
Interest Rate	4.99%
Collateral	This vehicle
Collateral amount	$ 20,837		32,536
Notes Payable Fifty Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Aug. 04, 2022
Maturity Date	Aug. 18, 2025
Interest Rate	4.99%
Collateral	This vehicle
Collateral amount	$ 20,838		32,536
Notes Payable Fifty Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Nov. 01, 2021
Maturity Date	Nov. 11, 2025
Interest Rate	4.84%
Collateral	This vehicle
Collateral amount	$ 17,913		26,578
Notes Payable Fifty Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Nov. 01, 2021
Maturity Date	Nov. 11, 2025
Interest Rate	0.00%
Collateral	This vehicle
Collateral amount	$ 18,572		28,261
Notes Payable Fifty Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Nov. 01, 2021
Maturity Date	Nov. 11, 2025
Interest Rate	0.00%
Collateral	This vehicle
Collateral amount	$ 18,572		28,261
Notes Payable Fifty Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jun. 01, 2022
Maturity Date	May 23, 2026
Interest Rate	0.90%
Collateral	This vehicle
Collateral amount	$ 24,035		33,813
Notes Payable Fifty Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Jun. 01, 2022
Maturity Date	May 23, 2026
Interest Rate	0.90%
Collateral	This vehicle
Collateral amount	$ 24,032		33,813
Notes Payable Sixty [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 27, 2022
Maturity Date	May 10, 2027
Interest Rate	9.05%
Collateral	This vehicle
Collateral amount	$ 107,047		132,246
Notes Payable Sixty One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 27, 2022
Maturity Date	May 01, 2026
Interest Rate	8.50%
Collateral	This vehicle
Collateral amount	$ 73,585		101,237
Notes Payable [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Notes payable	1,173,278	765,516	$ 2,009,896
Notes payable current	811,516	629,721
Notes payable long term	$ 361,762	$ 135,795